Annual Fund Operating Expenses - Janus Henderson U.S. Real Estate ETF - Janus Henderson U.S. Real Estate ETF	Jun. 21, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	none	[1]
Expenses (as a percentage of Assets)	0.65%

[1]	Other Expenses are based on the estimated expenses that the Fund expects to incur.